Offerings - Offering: 1	Dec. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	23,200,000
Proposed Maximum Offering Price per Unit	25.135
Maximum Aggregate Offering Price	$ 583,132,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 80,530.53
Offering Note	(1) This prospectus supplement relates to the offer and resale or other distribution by the selling stockholders identified herein of up to 23,200,000 shares of Class A common stock, par value $0.01 per share (the "Class A common stock"), of The Baldwin Insurance Group, a Delaware corporation (the "registrant"). In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant's Registration Statement on Form S-3ASR (File No. 333-275370) (the "Registration Statement") shall be deemed to cover any additional shares of Common stock to be offered or issued from stock splits, stock dividends, recapitalizations, or similar transactions with respect to the Class A common stock being registered. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, on the basis of the average of the high and low prices for a share of the Class A common stock on December 26, 2025, as reported on the Nasdaq Global Select Market. (3) Calculated in accordance with Rules 456(b) and 457(r) under the Securities Act. Represents payment of registration fees previously deferred in connection with the Registration Statement paid herewith.